Employee Future Benefits - Schedule of Assumptions Used (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
DBP Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate as at December 31	5.25%	4.84%
Expected long-term rate of return on plan assets	6.51%	6.58%
Rate of compensation increase	3.52%	3.37%
Health care cost trend increase as at December 31	0.00%	0.00%
Discount rate during the year	4.84%	5.36%
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate as at December 31	5.43%	4.94%
Expected long-term rate of return on plan assets	6.05%	5.92%
Rate of compensation increase	0.00%	0.00%
Health care cost trend increase as at December 31	4.53%	4.52%
Discount rate during the year	4.96%	5.39%
Health care cost trend rate assumed for next fiscal year	6.51%
Remaining period until health care cost trend rate reaches ultimate trend rate	10 years